INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [abstract]
Schedule components of the income tax expense

The income tax expense for the years ended on December 31, 2023, 2022 and 2021 comprises the following:

		December 31,		December 31,		December 31,
		2023		2022		2021
Current period income tax	Ps.	1,017,411	Ps.	822,758	Ps.	1,075,407
Income tax surcharge		27,627		15,625		60,730
Subtotal current period taxes	Ps.	1,045,038	Ps.	838,383	Ps.	1,136,137
Prior years adjustments		(20,491)		(35,553)		(102,937)
Adjustment due to settlement of uncertain tax positions from prior years		(772)		(6,802)		(933)
Deferred taxes
Deferred taxes current period		286,824		1,467,519		1,256,588
Deferred taxes - Prior years adjustments		(165)		7,857		34,573
Subtotal deferred taxes	Ps.	286,659	Ps.	1,475,376	Ps.	1,291,161
Total continued operations	Ps.	1,310,434	Ps.	2,271,404	Ps.	2,323,428

Schedule of reconciliation between total expenses of the income tax calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income

				Years ended on:
		December 31,		December 31,		December 31,
		2023		2022		2021
Profit before income tax	Ps.	3,487,550	Ps.	6,274,371	Ps.	6,364,618
Enacted tax rate in Colombia		40%		38%		34%
Theoretical income tax expense		1,395,020		2,384,261		2,163,970
Nondeductible expenses		872,723		465,986		378,301
Tax losses considered non recoverable for income tax purpose (1)		71,741		192,470		9,480
Presumptive income considered non recoverable for income tax purpose		(23)		(7,666)		(7,845)
Nontaxable dividends		(47,242)		(40,420)		(51,334)
Nontaxable income under equity method in associates		(150,626)		(141,655)		(111,736)
Profit (loss) on sales or appraisal of investment		(5,009)		(439)		(695)
Nontaxable interest income and other income		(274,758)		(281,715)		(133,711)
Other nontaxable income		(182,121)		(578,592)		(283,755)
Non-accountable tax revenues in Sale of BHI		114,201		543,879		—
Revenues taxable at different tax rate		47,139		9,218		1,453
Tax benefits in the acquisition of property and equipment		(32,493)		(34,018)		(22,431)
Tax Discounts		(25,086)		(80,804)		(91,829)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(246,999)		(188,701)		(55,366)
Effect on the deferred income tax due to changes in tax rates (2)		(176,764)		56,129		587,939
Prior year adjustments		(20,491)		(35,553)		(102,937)
Adjustments due to uncertain tax positions in previous year		(772)		(6,802)		(933)
Deferred taxes - Prior years adjustments		(165)		7,857		34,573
With holding tax		9,479		654		4,399
Other		(37,320)		7,315		5,885
Total tax expense of the year	Ps.	1,310,434	Ps.	2,271,404	Ps.	2,323,428
Effective income tax rate		37.57%		36.20%		36.51%
(1)	Corficolombiana and its subsidiaries recorded tax losses on which no deferred tax asset was recorded for Ps. 71,741 in 2023, Ps. 192,470 in 2022 and 9,480 in 2021, because there is no certainty of their recoverability in the future.
(2)	In 2023 corresponds to the effect of the difference between the rate applied in the calculation of the deferred tax and the statutory rate for the period. The greatest impact is mainly recorded by Corficolombiana with Ps. 87,085, explained by the recalculation of the deferred tax liability of the concessions, Banco Popular for Ps. 57,700, explained by the calculation of the deferred tax at the 35% rate, Banco Occidente for Ps. 36,523, explained by the differences in rates of its subsidiaries Nexa and Barbados and other entities for Ps (4,544). In 2021 corresponds to the effect of the difference in rate applied by entities with respect to the statutory rate of 36%. Banco Bogotá records an effect of Ps. 262,901 explained by the differential rates of BAC Holding and subsidiaries. Corficolombiana records an effect of Ps. 133,329 explained by their subsidiaries that are not subject to the 4% income tax surcharge rate. Other entities contribute Ps. 7,611.

Schedule of tax loss carry forward and excess of presumptive income over taxable income of the entities which are not recognized as deferred tax assets

		December 31,		December 31,
		2023		2022
Tax loss carry forwards expiring on:
December 31, 2023	Ps.	—	Ps.	1,323
December 31, 2024		4,902		4,846
December 31, 2025		2,179		2,748
December 31, 2026		5,908		40
December 31, 2029		173,448		170,835
December 31, 2030		289,982		279,605
December 31, 2031		248,444		215,970
December 31, 2032		169,572		15,799
December 31, 2033		37,969		6,931
December 31, 2034		262,578		516,801
December 31, 2035		383,897		122
Without expiration date		414,318		414,234
Subtotal	Ps.	1,993,196	Ps.	1,629,254

Excess of presumptive income expiring on:
December 31, 2023	Ps.	—	Ps.	44,246
December 31, 2024		26,883		24,492
December 31, 2025		7,642		6,791
Subtotal	Ps.	34,525	Ps.	75,529
Total	Ps.	2,027,721	Ps.	1,704,783

Schedule of carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes

Year ended on December 31, 2023

	Balance as of		Credited		Credited		Foreign exchange		Balance as of
	January 1,		(charged) to		(charged) to		adjustments		December 31,
	2023		profit or loss		OCI				2023
Deferred tax assets
Debt securities at fair value	Ps.	857,505	Ps.	(64,839)	Ps.	(520,770)	Ps.	(252)	Ps.	271,644
Equity securities at fair value		165		1,245		—		—		1,410
Derivative instruments		452,394		674,733		9,793		3,001		1,139,921
Allowance of investments securities		1,468		(1,468)		—		—		—
Accounts receivable		258,765		(168,647)		—		(52)		90,066
Allowance for accounts receivable		80,839		(71,334)		—		342		9,847
Loans and receivables		905		3,674		—		(9)		4,570
Allowance for impairment on loans and receivables		292,841		(33,103)		—		(40,463)		219,275
Allowance for foreclosed assets		8,750		(3,216)		—		(1,054)		4,480
Property, plant and equipment costs		349,485		121,098		—		(96)		470,487
Depreciation of property, plant and equipment		18,018		(39,387)		—		44,879		23,510
Investment property		31,061		(31,061)		—		—		—
Deferred charges and of intangible assets		237,436		61,968		—		29		299,433
Tax losses carry forward		272,020		778,311		—		5,049		1,055,380
Surplus of presumptive income		18,350		(16,044)		—		—		2,306
Provisions		326,889		23,237		—		(14,532)		335,594
Employee benefits		73,732		(25,676)		14,386		(737)		61,705
Financial assets in concession contracts		1,585,925		(333,025)		—		(10,059)		1,242,841
Biological assets		167		(17)		—		—		150
Lease agreements		619,032		16,044		—		(15,625)		619,451
Foreign currency bonds		1,421,540		(620,538)		(273,608)		—		527,394
Foreign currency financial liabilities		365,565		(365,565)		—		—		—
Other		396,367		(71,664)		(89,171)		27,825		263,357
Subtotal	Ps.	7,669,219	Ps.	(165,274)	Ps.	(859,370)	Ps.	(1,754)	Ps.	6,642,821

Deferred tax liabilities
Debt securities at fair value	Ps.	(3,568)	Ps.	(5,673)	Ps.	(5,346)	Ps.	77	Ps.	(14,510)
Equity securities at fair value		(172,559)		(32,989)		3,542		(175)		(202,181)
Derivative instruments		(663,726)		8,847		—		(438)		(655,317)
Accounts receivable		(257,754)		225,450		—		(25)		(32,329)
Allowance of investments securities		(2,577)		2,155		—		—		(422)
Loans and receivables		(37,469)		12,636		—		—		(24,833)
Allowance for impairment on loans and receivables		(700,024)		29,937		—		13,931		(656,156)
Foreclosed assets		(75,396)		25,870		—		—		(49,526)
Property plant and equipment costs		(234,385)		4,968		1,051		1,748		(226,618)
Depreciation of property, plant and equipment		(462,695)		(27,481)		—		1,080		(489,096)
Investment property		(97,608)		51,362		—		112		(46,134)
Right-of-use		(314,062)		35,513		—		2,125		(276,424)
Deferred charges and of intangible assets		(326,052)		(94,613)		—		2,885		(417,780)
Provisions		(3,474)		(619)		—		433		(3,660)
Employee benefits		(24,321)		23,050		710		114		(447)
Goodwill		(326,661)		—		—		—		(326,661)
Deferred Income		(1,027,577)		(281,375)		—		—		(1,308,952)
Financial assets in concession arrangements		(197,679)		(6,957)		—		—		(204,636)
Intangible assets in concession arrangements		(5,348,922)		140,818		—		32,807		(5,175,297)
Biological assets		(63,378)		(5,373)		—		—		(68,751)
Lease agreements		(346,541)		(35,077)		—		—		(381,618)
Foreign currency financial liabilities		—		(312,319)		45,229		—		(267,090)
Other		(194,243)		120,485		33		(6,386)		(80,111)
Subtotal	Ps.	(10,880,671)	Ps.	(121,385)	Ps.	45,219	Ps.	48,288	Ps.	(10,908,549)
Total	Ps.	(3,211,452)	Ps.	(286,659)	Ps.	(814,151)	Ps.	46,534	Ps.	(4,265,728)

Year ended on December 31, 2022

		Balance as of						Credited		Credited		Foreign		Balance as of
		January 1,		Loss of control		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2022		in a Subsidiary (1)		operations (1)		profit or loss		OCI		adjustments		2022
Deferred tax assets
Debt securities at fair value	Ps.	385,338	Ps.	(73,729)	Ps.	6,567	Ps.	4,195	Ps.	537,052	Ps.	(1,918)	Ps.	857,505
Equity securities at fair value		1,028		—		—		(4,371)		3,508		—		165
Derivative instruments		699,311		818,130		—		(296,033)		(768,615)		(399)		452,394
Allowance of investments securities		1,155		—		—		313		—		—		1,468
Accounts receivable		146,496		—		—		111,687		—		582		258,765
Allowance for accounts receivable		59,604		—		—		20,489		—		746		80,839
Loans and receivables		1,157		—		—		(252)		—		—		905
Allowance for impairment on loans and receivables		562,730		(303,273)		2,425		(3,091)		18,952		15,098		292,841
Allowance for foreclosed assets		21,082		(13,173)		556		(170)		—		455		8,750
Property, plant and equipment costs		339,049		—		—		(30,500)		—		40,936		349,485
Depreciation of property, plant and equipment		34,614		—		—		(16,022)		—		(574)		18,018
Investment property		30,021		—		—		1,323		(283)		—		31,061
Deferred charges and of intangible assets		243,170		—		—		(5,734)		—		—		237,436
Tax losses carry forward		117,025		—		—		142,435		—		12,560		272,020
Surplus of presumptive income		4,351		—		—		13,876		—		123		18,350
Provisions		324,063		(28,108)		(1,779)		32,570		—		143		326,889
Employee benefits		102,662		(11,440)		(1,736)		15,523		(29,818)		(1,459)		73,732
Financial assets in concession contracts		1,368,490		—		—		217,435		—		—		1,585,925
Biological assets		101		—		—		66		—		—		167
Lease agreements		693,388		(151,767)		(2,301)		83,544		—		(3,832)		619,032
Foreign currency bonds		720,109		1,005,896		—		378,971		(683,436)		—		1,421,540
Foreign currency financial liabilities		83,072		—		—		282,493		—		—		365,565
Other		233,775		—		—		137,533		21,482		3,577		396,367
Subtotal	Ps.	6,171,791	Ps.	1,242,536	Ps.	3,732	Ps.	1,086,280	Ps.	(901,158)	Ps.	66,038	Ps.	7,669,219

Deferred tax liabilities
Debt securities at fair value	Ps.	(73,895)	Ps.	103,081	Ps.	(7,060)	Ps.	(24,749)	Ps.	22	Ps.	(967)	Ps.	(3,568)
Equity securities at fair value		(253,422)		135,876		5,910		(26,573)		(42,746)		8,396		(172,559)
Derivative instruments		(32,668)		—		—		(631,300)		286		(44)		(663,726)
Accounts receivable		(177,642)		—		—		(80,114)		—		2		(257,754)
Allowance of investments securities		(1,421)		—		(7,772)		6,616		—		—		(2,577)
Loans and receivables		(29,531)		—		—		(7,938)		—		—		(37,469)
Allowance for impairment on loans and receivables		(612,925)		112,665		—		(199,764)		—		—		(700,024)
Foreclosed assets		(65,167)		—		—		(10,229)		—		—		(75,396)
Provision for foreclosed assets		(16,521)		12,817		2,619		1		—		1,084		—
Property plant and equipment costs		(283,593)		60,039		1,942		(10,472)		—		(2,301)		(234,385)
Depreciation of property, plant and equipment		(410,226)		—		—		(49,811)		—		(2,658)		(462,695)
Investment property		(96,342)		—		—		(330)		(863)		(73)		(97,608)
Right-of-use		(437,169)		133,232		1,586		(19,367)		—		7,656		(314,062)
Deferred charges and of intangible assets		(320,906)		315		(3)		(1,838)		—		(3,620)		(326,052)
Provisions		(16,542)		11,252		1,231		1,315		—		(730)		(3,474)
Employee benefits		(41,367)		39,124		(1,578)		(22,395)		(550)		2,445		(24,321)
Goodwill		(327,070)		—		—		409		—		—		(326,661)
Deferred Income		(917,159)		—		—		(110,418)		—		—		(1,027,577)
Financial assets in concession arrangements		(175,332)		—		—		31,036		—		(53,383)		(197,679)
Intangible assets in concession arrangements		(3,994,977)		—		—		(1,292,165)		—		(61,780)		(5,348,922)
Biological assets		(45,827)		—		—		(17,551)		—		—		(63,378)
Lease agreements		(317,539)		—		—		(28,992)		—		(10)		(346,541)
Other		(91,651)		(26,045)		(3,680)		(67,027)		(10,521)		4,681		(194,243)
Subtotal	Ps.	(8,738,892)	Ps.	582,356	Ps.	(6,805)	Ps.	(2,561,656)	Ps.	(54,372)	Ps.	(101,302)	Ps.	(10,880,671)
Total	Ps.	(2,567,101)	Ps.	1,824,892	Ps.	(3,073)	Ps.	(1,475,376)	Ps.	(955,530)	Ps.	(35,264)	Ps.	(3,211,452)

Year ended on December 31, 2021

		Balance as of				Credited		Credited				Balance as of
		January 1,		Business		(charged) to		(charged) to		Foreign exchange		December 31,
		2021		combination (1)		profit or loss		OCI		adjustments		2021
Deferred tax assets
Debt securities at fair value	Ps.	28,230	Ps.	(9,022)	Ps.	30,408	Ps.	350,014	Ps.	(14,292)	Ps.	385,338
Equity securities at fair value		275		—		753		—		—		1,028
Derivative instruments		609,930		—		(216,846)		308,831		(2,604)		699,311
Allowance of investments securities		562		—		593		—		—		1,155
Accounts receivable		45,324		—		101,221		—		(49)		146,496
Allowance for accounts receivable		47,181		—		12,423		—		—		59,604
Loans and receivables		3,623		—		(29)		—		(2,437)		1,157
Allowance for impairment on loans and receivables		448,793		(22,037)		76,976		—		58,998		562,730
Allowance for foreclosed assets		10,169		9,977		(1,219)		—		2,155		21,082
Property, plant and equipment costs		323,544		—		15,505		—		—		339,049
Depreciation of property, plant and equipment		32,154		—		2,401		—		59		34,614
Investment property		25,461		—		4,481		79		—		30,021
Deferred charges and of intangible assets		214,669		—		28,501		—		—		243,170
Tax losses carry forward		86,558		(52)		39,001		—		(8,482)		117,025
Surplus of presumptive income		6,071		—		(1,720)		—		—		4,351
Provisions		220,822		2,465		96,428		—		4,348		324,063
Employee benefits		123,700		2,509		(6,884)		(19,635)		2,972		102,662
Goodwill		423		—		(423)		—		—		—
Financial assets in concession contracts		884,158		—		484,332		—		—		1,368,490
Biological assets		104		—		(3)		—		—		101
Lease agreements		609,701		(58,498)		114,505		—		27,680		693,388
Foreign currency bonds		267,668		—		29,792		422,649		—		720,109
Foreign currency financial liabilities		—		—		83,072		—		—		83,072
Other		177,040		(5,559)		79,690		18,608		(36,004)		233,775
Subtotal	Ps.	4,166,160	Ps.	(80,217)	Ps.	972,958	Ps.	1,080,546	Ps.	32,344	Ps.	6,171,791

Deferred tax liabilities
Debt securities at fair value	Ps.	(111,742)	Ps.	11,417	Ps.	(2,155)	Ps.	(3,767)	Ps.	32,352	Ps.	(73,895)
Equity securities at fair value		(203,826)		(30,213)		12,776		(20,075)		(12,084)		(253,422)
Derivative instruments		(13,194)		—		(15,724)		(3,722)		(28)		(32,668)
Accounts receivable		(115,071)		—		(62,571)		—		—		(177,642)
Allowance of investments securities		(1,805)		—		384		—		—		(1,421)
Loans and receivables		(27,042)		—		(2,489)		—		—		(29,531)
Allowance for impairment on loans and receivables		(399,561)		39,495		(233,328)		—		(19,531)		(612,925)
Foreclosed assets		(60,161)		—		(5,006)		—		—		(65,167)
Provision for foreclosed assets		(10,388)		(4,206)		—		—		(1,927)		(16,521)
Property plant and equipment costs		(270,327)		1,287		(4,747)		—		(9,806)		(283,593)
Depreciation of property, plant and equipment		(338,964)		—		(71,262)		—		—		(410,226)
Investment property		(79,571)		—		(16,694)		—		(77)		(96,342)
Right-of-use		(422,659)		55,215		(53,689)		—		(16,036)		(437,169)
Deferred charges and of intangible assets		(263,802)		(1,689)		(51,826)		—		(3,589)		(320,906)
Provisions		(21,766)		6,059		1,503		—		(2,338)		(16,542)
Employee benefits		(30,851)		(9,143)		200		3,686		(5,259)		(41,367)
Goodwill		(253,223)		—		(73,847)		—		—		(327,070)
Deferred Income		(638,438)		—		(278,721)		—		—		(917,159)
Financial assets in concession arrangements		(149,928)		—		(25,404)		—		—		(175,332)
Intangible assets in concession arrangements		(2,537,348)		—		(1,451,262)		—		(6,367)		(3,994,977)
Biological assets		(31,194)		—		(14,633)		—		—		(45,827)
Lease agreements		(279,347)		—		(29,017)		—		(9,175)		(317,539)
Foreign currency financial liabilities		(39,573)		—		39,573		—		—		—
Other		(186,651)		—		73,820		(2,651)		23,831		(91,651)
Subtotal	Ps.	(6,486,432)	Ps.	68,222	Ps.	(2,264,119)	Ps.	(26,529)	Ps.	(30,034)	Ps.	(8,738,892)
Total	Ps.	(2,320,272)	Ps.	(11,995)	Ps.	(1,291,161)	Ps.	1,054,017	Ps.	2,310	Ps.	(2,567,101)

Schedule of offsets deferred tax assets and liabilities by entity and tax authority

	Gross Deferred tax					Balances on Statement
December 31, 2023	amounts		Offset			of financial position
Deferred tax asset	Ps.	6,642,821	Ps.	(5,361,909)	Ps.	1,280,912
Deferred tax liability		(10,908,549)		5,361,909		(5,546,640)
Net	Ps.	(4,265,728)	Ps.	—	Ps.	(4,265,728)

	Gross Deferred tax					Balances on Statement
December 31, 2022	amounts		Offset			of financial position
Deferred tax asset	Ps.	7,669,219	Ps.	(5,818,001)	Ps.	1,851,218
Deferred tax liability		(10,880,671)		5,818,001		(5,062,670)
Net	Ps.	(3,211,452)	Ps.	—	Ps.	(3,211,452)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2023		December 31, 2022
Deferred tax asset recoverable before 12 months	Ps.	1,720,235	Ps.	2,012,448
Deferred tax asset recoverable after 12 months		4,922,586		5,656,771
Total Deferred tax asset	Ps.	6,642,821	Ps.	7,669,219

Deferred tax liability to settle before 12 months	Ps.	(999,487)	Ps.	(1,320,594)
Deferred tax liability to settle after 12 months		(9,909,062)		(9,560,077)
Total Deferred tax liability	Ps.	(10,908,549)	Ps.	(10,880,671)

Total Deferred tax Net	Ps.	(4,265,728)	Ps.	(3,211,452)

Grupo Aval estimates to recover current tax assets and current tax liabilities as follows:

Current tax		December 31, 2023		December 31, 2022
Current tax asset recoverable before 12 months	Ps.	2,388,441	Ps.	1,192,330
Current tax asset recoverable after 12 months		208,396		590,328
Total Current tax asset	Ps.	2,596,837	Ps.	1,782,658

Current tax liability to settle before 12 months	Ps.	(268,347)	Ps.	(225,380)
Current tax liability to settle after 12 months		—		(3,437)
Total Current tax liability	Ps.	(268,347)	Ps.	(228,817)

Schedule effects of the current and deferred taxes in each component of other comprehensive income

	December 31, 2023
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income			Net (1)
Hedged Items (2)	Ps.	(797,514)	Ps.	—	Ps.	3,972	Ps.	(793,542)
Hedging derivatives in foreign currency		—		919		(2,930)		(2,011)
Hedging financial liabilities in foreign currency		760,997		—		(266,321)		494,676
Cash Flow hedging (3)		(35,923)		—		(83,357)		(119,280)
Foreign currency translation differences for foreign operations		(409,671)		—		44,884		(364,787)
Investment in associates and join ventures		(35,892)		—		1,660		(34,232)
Debt financial instruments		1,795,666		—		(517,560)		1,278,106
Subtotal Items that will be reclassified to profit or loss	Ps.	1,277,663	Ps.	919	Ps.	(819,652)	Ps.	458,930

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	(1,963)	Ps.	—	Ps.	1,051	Ps.	(912)
Equity financial instruments		156,383		—		(10,646)		145,737
Actuarial gains (losses) from defined benefit pension plans		(56,324)		—		15,096		(41,228)
Subtotal Items that will not be reclassified to profit or loss	Ps.	98,096	Ps.	—	Ps.	5,501	Ps.	103,597
Total “other comprehensive income” during the period	Ps.	1,375,759	Ps.	919	Ps.	(814,151)	Ps.	562,527

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. (258,982) which is part of the tax basis is not deferred tax.

	December 31, 2022
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	(6,675,329)	Ps.	—	Ps.	(3,264)	Ps.	(6,678,593)
Hedging derivatives in foreign currency		4,051,499		(700,522)		(818,130)		2,532,847
Hedging financial liabilities in foreign currency		2,549,821		(337,996)		(586,846)		1,624,979
Cash Flow hedging		(2,396)		—		2,543		147
Foreign currency translation differences for foreign operations		1,356,213		—		(24,593)		1,331,620
Investment in associates and joint ventures		81,730		—		(3,054)		78,676
Debt financial instruments		(2,187,495)		—		545,791		(1,641,704)
Subtotal Items that will be reclassified to profit or loss	Ps.	(825,957)	Ps.	(1,038,518)	Ps.	(887,553)	Ps.	(2,752,028)

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	461	Ps.	—	Ps.	(1,146)	Ps.	(685)
Equity financial instruments		(439,150)		—		(36,462)		(475,612)
Actuarial gains (losses) from defined benefit pension plans		95,819		—		(30,369)		65,450
Subtotal Items that will not be reclassified to profit or loss	Ps.	(342,870)	Ps.	—	Ps.	(67,977)	Ps.	(410,847)
Total “other comprehensive income” during the period	Ps.	(1,168,827)	Ps.	(1,038,518)	Ps.	(955,530)	Ps.	(3,162,875)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

	December 31, 2021
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	2,565,637	Ps.	—	Ps.	(2,292)	Ps.	2,563,345
Hedging derivatives in foreign currency		(403,983)		—		275,834		(128,149)
Hedging financial liabilities in foreign currency		(1,198,919)		—		476,463		(722,456)
Cash Flow hedging		7,980		—		(3,382)		4,598
Foreign currency translation differences for foreign operations		(180,798)		—		(14,946)		(195,744)
Investment in associates and joint ventures		(846)		—		(228)		(1,074)
Debt financial instruments		(1,346,315)		—		357,814		(988,501)
Subtotal Items that will be reclassified to profit or loss	Ps.	(557,244)	Ps.	—	Ps.	1,089,263	Ps.	532,019

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	4,718	Ps.	—	Ps.	79	Ps.	4,797
Equity financial instruments		(110,397)		—		(19,376)		(129,773)
Actuarial gains (losses) from defined benefit pension plans		61,665		—		(15,949)		45,716
Subtotal Items that will not be reclassified to profit or loss	Ps.	(44,014)	Ps.	—	Ps.	(35,246)	Ps.	(79,260)
Total “other comprehensive income” during the period	Ps.	(601,258)	Ps.	—	Ps.	1,054,017	Ps.	452,759

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference